Share capital (Details 2) - Equity Option [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 15,000	$ 0	$ 255,937	$ 37,096
Stock-based compensation pertaining to research and development expenses	15,000	10,790	255,938	75,528
Total	$ 30,000	$ 10,790	$ 511,875	$ 112,624